Other Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2025
Intangible Assets [Abstract]
Other Intangible Assets and Goodwill	Other Intangible Assets and GoodwillGoodwill

(in millions €)	Goodwill
Acquisition costs
As of January 1, 2024	362.5
Currency differences	18.1
As of December 31, 2024	380.6
Additions from business combinations	10.6
Currency differences	(22.8)
As of December 31, 2025	368.4

(in millions €)	Goodwill
Cumulative impairment charges
As of January 1, 2024	—
Impairment	—
As of December 31, 2024	—
Impairment	0.5
As of December 31, 2025	0.5

(in millions €)	Goodwill
Carrying amount
As of December 31, 2024	380.6
As of December 31, 2025	367.9
Intangible Assets with Indefinite Useful Life

	CGU Immunotherapies		CGU External Product Sales of JPT		CGU External Business of InstaDeep		Total

(in millions €)	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024	As of December 31, 2025	As of December 31, 2024
Goodwill	358.3	369.8	—	0.5	9.6	10.3	367.9	380.6
Intangible assets with indefinite useful life	474.3	486.5	—	—	—	—	474.3	486.5
Total	832.6	856.3	—	0.5	9.6	10.3	842.2	867.1
For the year ended December 31, 2025, our goodwill relates almost entirely to CGU Immunotherapies. CGU
Immunotherapies focuses on the development of therapies in the field of oncology and infectious diseases and comprises our broad pipeline that includes mRNA-based immune activators, antigen-targeting T cells and antibodies and defined immunomodulators of various immune cell mechanisms.
We performed our annual goodwill impairment test in October 2025.
The recoverable amount of CGU Immunotherapies has been determined based on a fair value less cost of disposal, or FVLCD, which we derived based on our market capitalization as an observable input parameter.
The recoverable amounts of the CGU External Business of InstaDeep has been determined based on FVLCD using a multiple valuation.
The recoverable amount of the CGU External Product Sales of JPT has been determined based on its value in use. In assessing value in use, the estimated future cash flows, which are derived based on a bottom-up business plan provided by the management of the entity, are discounted to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the assets. A long-term growth rate of 1.5% is applied to project future cash flows after the last year of the detailed planning period.
As a result of the analysis in October 2025, we identified an impairment of the goodwill and property, plant and equipment (see Note 11) related to the CGU External Product Sales of JPT.
Even if our market capitalization had been approximately 10% lower, FVLCD would have still been above the respective carrying amount of the CGU Immunotherapies.
Intangible assets with indefinite useful life decreased from €486.5 million as of December 31, 2024 to €474.3 million  as of December 31, 2025 and mainly comprised acquired intangible assets not yet available for use, or in-process R&D, of €473.3 million (as of December 31, 2024: €485.5 million). The additions from the business acquisition of Biotheus (see Note 5) in the amount of €167.7 million and the acquisition of exclusive rights to the development, manufacturing and commercialization of BNT327/PM8002 in the amount to €565.1 million were exceeded by a reclass of BNT327/PM8002 from indefinite to finite useful life in the total amount including cumulated additions and China rights of €644.8 million (during the year ended December 31, 2024: nil) and impairment losses recognized in the amount of €85.4 million (see below, during the year ended December 31,
2024: €55.1 million). This impairment was identified based on a triggering event in connection with the asset related to the product candidate BNT323/DB-1303 during the three months ended September 30, 2025, due to revision of our commercial forecast assumptions. The impairment test performed revealed an impairment loss based on the value in use. The impairment equals the carrying amount of €85.4 million and is recorded under research and development expenses in the consolidated statements of profit or loss. Since such assets are not amortized, they are reviewed for impairments at least annually. The annual impairment test was performed on an individual basis of the assets during the three months ended December 31, 2025. The recoverable amounts were determined based on the value in use. The results did not give rise to any further impairment loss.
We examine the existence of indications of impairment using various factors, particularly deviations from sales forecasts and the analysis of changes in medium-term planning. The identification of indications of impairment takes place with the involvement of the responsible departments, taking external and internal information sources into consideration.
A sensitivity analysis of the key assumptions, future cash flows and weighted average cost of capital, was performed as part of the scheduled impairment testing of the intangible assets not yet available for use. For those assets that have not been impaired, the sensitivity analysis did not give rise to any impairment loss, either for a reduction of 10% in future cash flows or for a 10% increase in the weighted average cost of capital.
Other Intangible Assets

(in millions €)	In-process R&D	Intellectual property rights, licenses, software and similar rights	Work in progress and advance payments	Total
Acquisition costs
As of January 1, 2024	443.5	455.1	22.4	921.0
Additions	97.1	6.2	11.9	115.2
Disposals	—	(2.9)	—	(2.9)
Reclassifications	—	11.6	(11.6)	—
Currency differences	—	11.1	—	11.1
As of December 31, 2024	540.6	481.1	22.7	1,044.4
Additions	565.1	6.6	2.1	573.8
Disposals	—	(0.1)	—	(0.1)
Reclassifications	(644.8)	648.8	(4.0)	—
Currency differences	(14.8)	(6.8)	(0.2)	(21.8)
Additions from business combinations	167.7	245.4	—	413.1
As of December 31, 2025	613.8	1,375.0	20.6	2,009.4

(in millions €)	In-process R&D	Intellectual property rights, licenses, software and similar rights	Work in progress and advance payments	Total
Cumulative amortization and impairment charges
As of January 1, 2024	—	116.9	—	116.9
Amortization	—	54.8	—	54.8
Impairment	55.1	28.2	—	83.3
Disposals	—	(2.8)	—	(2.8)
Currency differences	—	1.8	—	1.8
As of December 31, 2024	55.1	198.9	—	254.0
Amortization	—	67.1	—	67.1
Impairment	85.4	3.1	—	88.5
Disposals	—	—	—	—
Currency differences	—	(6.2)	—	(6.2)
As of December 31, 2025	140.5	262.9	—	403.4

(in millions €)	In-process R&D	Intellectual property rights, licenses, software and similar rights	Work in progress and advance payments	Total
Carrying amount
As of December 31, 2024	485.5	282.2	22.7	790.4
As of December 31, 2025	473.3	1,112.1	20.6	1,606.0
The intangible assets resulting from licensing and collaboration agreements are combined into one class of assets, in-process R&D, due to their similar nature and use in our operations are attributed to the CGU
Immunotherapies.
The amortization of the concessions, licenses and similar rights during the year ended December 31, 2025, has been mainly recorded under cost of sales and R&D expenses in the consolidated statements of profit or loss.
The intangible asset in relation to the product candidate pumitamig (BNT327/ BMS986545) was classified as an individual intangible asset that is material to our financial statements. It has been transferred from intangible assets with indefinite useful life to the intangible assets with finite useful life in connection with the execution of the Global Co-Development and Co-Commercialization Agreement with BMS. The carrying amount was
€628.3 million and the remaining useful life was 15 years as of December 31, 2025.
During the year ended December 31, 2025, impairment losses in the amount of €3.1 million under research and development expenses were recognized with respect to the intangible assets with definite useful life due to a reassessment of the current use (during the year ended December 31, 2024: €28.2 million).
The increase in other intangible assets by €815.6 million from December 31, 2024, to December 31, 2025, was mainly related to intangible assets acquired in connection with the settlement of our pre-existing relationship for the product candidate pumitamig (BNT327/ BMS986545) of €565.1 million and the business combinations totaling €413.1 million (see Note 5). This was partially offset by impairment losses of €88.5 million in total (during the year ended December 31, 2024: €83.3 million).